INVENTORY (Tables)	3 Months Ended
Mar. 31, 2023
Schedule Of Inventory
	March 31, 2023	December 31, 2022
Process material stockpiles	$2,662	$2,788
Concentrate inventory	2,654	1,617
Materials and supplies	2,354	1,855
	$7,670	$6,260